OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

25.    OTHER NON-CURRENT ASSETS

	At December 31,
	2017	2018
	Thousand USD	Thousand USD
Long-term loan to a third party (b)	7,974	7,525
Long term deposits relate to IPP solar parks (a)	1,660	1,089
Financial Instruments(c)	—	5,636
Allowance for expected credit losses(d)	—	(398)
Financial assets	7,974	13,852

Long-term Prepayments	1,411	1,246
Non-financial assets	1,411	1,246
	11,045	15,098
(a)	The balance of long term deposits for land rental related to the IPP solar parks in Japan were USD1.7 million and USD 1.1 million as at December 31, 2017 and 2018, respectively.
(b)

The loan to a third party represents the USD 8.0 million and USD 7.1 million long-term note receivable as at December 31, 2017 and 2018, respectively, which was obtained in connection with the acquisition of a subsidiary in the USA in 2016 which holds 23MW of solar parks. The note receivable bears annual interest of 1% and is with principle payment schedule from 2018 to 2041.

(c)

During the years ended December 31, 2017, the group entered into another loan agreement totaling approximately USD 20.2 million, which provides for a floating interest rate equal to Prime H.15 for the loans, and interest swap arrangements allow the Group to swap the variable rates to fixed interest rates equal to 5%.

The terms of the interest rate swap arrangements have been negotiated to match the terms of the respective designated hedged items. As not met the requirements, hedge accounting has not been applied, accordingly, the fair value changes of the interest rate swaps, which amounted to USD 224 thousand gain was recognized in the other losses for the year ended December 31, 2018.

Notional amount	Maturity	Swaps
USD 20,200,000 (Note 30(c))	December 8, 2027	From 3-month-USD Prime H.15 to 5%

Not designated for hedging
Outstanding receive floating pay	Average contracted fixed
fixed contracts	interest rate	Notional principal value	Fair value assets
USA	2018/12/31	2018/12/31	2018/12/31
	%	Thousand	Thousand
From 2014 to 2019	5.00	20,200	224

The interest rate swaps settle on a quarter basis. The floating and fixed rate on the interest rate swaps is the local interbank rate of Japan and USA. The Group will settle the difference between the fixed and floating rate on a net basis.

On March 30, 2018, the company cooperated with Renova, a listing company in Japan, and NEC Capital, and invested to a 40.8 MW project in Japan, And the company invested JPY 529 million (USD 4.8 million) for 45% distribution of profit or loss. The carrying amount as at December 31, 2018 was USD 5.4 million, with gain of fair value movement USD 579 thousand during the year of 2018.

(d)	Movements in the allowance for doubtful debts of trade and other receivables during the periods presented are as follows:

At December 31,
2018
Thousand USD
Balance at beginning of year	—
Effect of IFRS9 as at January 1, 2018	467
Adjusted balance at 1 January 2018	467
Provisions recognized on receivables	(69)
Exchange difference	—
Balance at end of the year	398

See accounting policies in Notes 3.20.3. The effect of initially applying IFRS 9 is described in Note 2.1.

Refer to Note 34 for a detailed analysis of how the impairment requirements of IFRS 9 are applied.